Business Combination (Details) - Schedule of unaudited pro forma consolidated results of operations	12 Months Ended
Dec. 31, 2021 CNY (¥) ¥ / shares shares
Schedule of Unaudited Pro Forma Consolidated Results of Operations [Abstract]
Pro forma net income from continuing operations | ¥	¥ 1,608,904
Pro forma net loss from discontinuing operation | ¥	¥ (244,068,780)
Basic weighted average shares outstanding | shares	66,667,000
Earnings per share from continuing operations-basic and diluted | ¥ / shares	¥ 0.02
Loss per share from discontinuing operations-basic and diluted | ¥ / shares	¥ (3.66)